Subsequent events - Sofra (Details) - TRY (₺) ₺ in Thousands	Apr. 13, 2023	Dec. 31, 2022	Dec. 31, 2021
Sofra
Subsequent events
Ownership percentage in joint venture		33.00%	33.00%
Turkcell Odeme
Subsequent events
Ownership percentage		100.00%	100.00%
Sofra acquisition | Turkcell Odeme
Subsequent events
Consideration transferred	₺ 763
Sofra acquisition | Turkcell Odeme | Sofra
Subsequent events
Percentage of shares acquired	33.30%
Ownership percentage in joint venture	33.30%
Sofra acquisition | Turkcell Odeme
Subsequent events
Ownership percentage	100.00%